Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2050 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2050 Fund) | Class A
Bar Chart Table:
Annual Return 2009	42.94%
Annual Return 2010	15.02%
Annual Return 2011	(7.72%)